Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06880
(203) 226-7866


July 3, 2006


VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, N.E.
Washington, DC 20549

Re: Post-Effective Amendment No. 6 to Form N-4
    RBC Variable Annuity Account A
    File Nos. 333-104881 and 811-08325
    -------------------------------------------

Dear Sir/Madam:

Enclosed for filing please find a conformed copy of the above-referenced filing. Also filed herewith are letters requesting acceleration of the effective date of the registration statement.

Please contact the undersigned with any questions or comments you may have concerning the enclosed.

Sincerely,

BLAZZARD, GRODD & HASENAUER, P.C.



By: /s/LYNN KORMAN STONE
    -----------------------------
    Lynn Korman Stone